Trade and Other Receivables - Disclosure of Ageing of Loss Allowance for Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Collateral pledged or held for receivables	R 0	R 0
Trade and other receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	914	1,030
Trade and other receivables | Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	26
Trade and other receivables | Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	13
Trade and other receivables | Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	14
Trade and other receivables | Gross | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72	68
Trade and other receivables | Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	81
Trade and other receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(204)	(179)
Trade and other receivables | Loss allowance | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(9)
Trade and other receivables | Loss allowance | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(5)
Trade and other receivables | Loss allowance | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(6)
Trade and other receivables | Loss allowance | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(66)	(62)
Trade and other receivables | Loss allowance | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(93)	(71)
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Gross | Not Past Due But Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	689	828
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Loss allowance | Not Past Due But Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R (20)	R (26)